Deferred tax	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax
16 Deferred tax
Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m
1 January 2022	(4)	(151)	94	(221)	139	(16,779)	1,071	(15,851)
Differences on exchange	(8)	(20)	5	(8)	7	(2,109)	126	(2,007)
Credited/(charged) to the income statement	46	50	77	—	(18)	70	(51)	174
Credited/(charged) relating to changes in tax rates	—	(3)	34	—	(1)	45	(9)	66
Charged to other comprehensive income	—	—	—	—	(89)	—	(17)	(106)
Net reclassifications as held-for-sale	(4)	9	—	—	—	—	(27)	(22)
31 December 2022	30	(115)	210	(229)	38	(18,773)	1,093	(17,746)
1 January 2021	(13)	(189)	58	(231)	246	(16,784)	1,133	(15,780)
Differences on exchange	(3)	5	(3)	2	(4)	(149)	4	(148)
Credited/(charged) to the income statement	12	(16)	34	8	(22)	63	(50)	29
Credited/(charged) relating to changes in tax rates	—	49	5	—	(3)	91	16	158
Charged to other comprehensive income	—	—	—	—	(78)	—	(32)	(110)
31 December 2021	(4)	(151)	94	(221)	139	(16,779)	1,071	(15,851)
The net deferred tax liabilities are reflected in the Group balance sheet as follows: deferred tax asset of £682 million and deferred tax liability of £18,428 million (2021: deferred tax asset of £611 million and deferred tax liability of £16,462 million), after offsetting assets and liabilities where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred income taxes relate to the same fiscal authority.
At the balance sheet date, the Group has not recognised a deferred tax asset in respect of unused tax losses of £364 million (2021: £342 million) which have no expiry date and unused tax losses of £429 million (2021: £452 million) which will expire within the next 20 years.
In 2022 and 2021 the Group has not recognised any deferred tax asset in respect of deductible temporary differences which have no expiry date and has not recognised £41 million (2021: £148 million) in respect of deductible temporary differences which will expire within the next 10 years.
At the balance sheet date, the Group has unused tax credits of £80 million (2021: £80 million) which have no expiry date. No amount of deferred tax has been recognised in respect of these unused tax credits.
At the balance sheet date, the aggregate amount of undistributed earnings of subsidiaries which would be subject to dividend withholding tax and for which no withholding tax liability has been recognised was £1.6 billion (2021: £0.9 billion).